Special Charges (Tables)	12 Months Ended
Dec. 29, 2012
2011 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Summary Of Activity Related To Special Charge Restructuring Accrual
A summary of the activity related to the 2011 restructuring plan accrual is as follows (in millions):

	Employee Termination Costs	Inventory Charges	Fixed Asset Charges	Other Restructuring Costs	Total
Balance at January 1, 2011	$—	$—	$—	$—	$—
Cost of sales special charges	9	20	9	9	47
Special charges	73	—	17	25	115
Non-cash charges used	—	(20)	(26)	(1)	(47)
Cash payments	(27)	—	—	(15)	(42)
Foreign exchange rate impact	(1)	—	—	—	(1)
Balance at December 31, 2011	54	—	—	18	72
Cost of sales special charges	11	13	—	20	44
Special charges	27	—	—	31	58
Non-cash charges used	—	(13)	—	(4)	(17)
Cash payments	(68)	—	—	(47)	(115)
Foreign exchange rate impact	1	—	—	(1)	—
Balance at December 29, 2012	$25	$—	$—	$17	$42

2012 Business Realignment Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Summary Of Activity Related To Special Charge Restructuring Accrual
A summary of the activity related to the 2012 business realignment plan accrual is as follows (in millions):

	Employee Termination Costs	Inventory Charges	Fixed Asset Charges	Other Restructuring Costs	Total
Balance at December 31, 2011	$—	$—	$—	$—	$—
Cost of sales special charges	5	17	—	2	24
Special charges	104	—	41	16	161
Non-cash charges used	—	(17)	(41)	(3)	(61)
Cash payments	(52)	—	—	(7)	(59)
Foreign exchange rate impact	1	—	—	—	1
Balance at December 29, 2012	$58	$—	$—	$8	$66